Expenses by Nature (Details) - Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	$ 1,292	$ 16,013
Expenses	36,675	51,234
Cash Outlays	19,606	30,828
Pilgrims Europe Central [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	7,519	2,732
Expenses	9,722	24,172
Cash Outlays	12,780	19,491
Pilgrim’s Food Masters [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	(4,945)	10,047
Expenses	19,652	19,652
Cash Outlays	5,781	9,974
Pilgrim’s Pride Ltd. [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	(626)	1,127
Expenses	7,301	7,410
Cash Outlays	386	704
Moy Park [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	(656)	2,107
Expenses
Cash Outlays	$ 659	$ 659